Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 77,853	$ 81,990
Less: allowance for expected credit losses	(779)	(820)
Accounts receivables, net	$ 77,074	$ 81,170